Derivative Financial Instruments - Additional information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change In Value Of Forward Elements Of Forward Contracts [Abstract]
Net unrealized expense (gain)	€ 595	€ 141